Financial Instruments - Schedule of Financial Assets and Financial Liabilities at the Reporting Date (Details) € in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
US$
Schedule of Financial Assets and Financial Liabilities at the Reporting Date [Line Items]
Assets | $	$ 20,850		$ 14,907		$ 13,324
Liabilities | $	(36,252)		(41,658)		(35,186)
Net position | $	$ (15,402)		$ (26,751)		$ (21,862)
Closing exchange rate of the year	179,667	179,667	20.2683	20.2683	16.8935	16.8935
€$
Schedule of Financial Assets and Financial Liabilities at the Reporting Date [Line Items]
Assets | €		€ 82		€ 52		€ 2
Liabilities | €		(71)		(129)		(43)
Net position | €		€ 11		€ (77)		€ (41)
Closing exchange rate of the year	21.1469	21.1469	21.5241	21.5241	18.6896	18.6896